Share Option and Warrant Reserves (Details 1)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Option and Warrant Reserves
Risk-free interest rate	2.79%	1.01%	2.20%	1.01%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price volatility	67.00%	68.00%	67.00%	68.00%
Expected forfeiture rate	15.00%	0.00%	5.00%	0.00%
Expected life (in years - weighted average)	5 years	4 years 10 months 24 days	5 years	4 years 10 months 24 days